SHARE BASED COMPENSATION (10K) (Details) - USD ($)														3 Months Ended				9 Months Ended				12 Months Ended
		Jun. 05, 2014	Jun. 05, 2014	Jun. 13, 2013	Jun. 13, 2013	Jun. 14, 2012	Jun. 14, 2012	Jun. 15, 2010	Jun. 15, 2010	Dec. 17, 2009	Dec. 17, 2009	May. 08, 2007	May. 08, 2007	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2006
Incentive Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)														0	[1]	125,000	[1]	0	[1]	125,000	[1]	125,000		232,500
Weighted average fair value per share (in dollars per share)														$ 0	[1]	$ 0.81	[1]	$ 0	[1]	$ 0.81	[1]	$ 0.81		$ 0.24
Fair value														$ 0	[1]	$ 101,171	[1]	$ 0	[1]	$ 101,171	[1]	$ 101,171		$ 56,112
Weighted average assumptions to estimate the fair value of share-based awards [Abstract]
Expected volatility																		0.00%	[2]	107.66%	[2]	107.66%	[3]	103.55%	[3]
Risk-fee interest rate %	[4]																	0.00%		1.75%		1.75%		0.81%
Expected term (in years)																		0 years		5 years		5 years		5 years
Dividend yield	[5]																	0.00%		0.00%		0.00%		0.00%
Options, Outstanding [Roll Forward]
Granted (in shares)														0	[1]	125,000	[1]	0	[1]	125,000	[1]	125,000		232,500
Non-statutory Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)														0	[6]	560,000	[6]	0	[6]	560,000	[6]	560,000		735,000
Weighted average fair value per share (in dollars per share)														$ 0	[6]	$ 0.81	[6]	$ 0	[6]	$ 0.81	[6]	$ 0.81		$ 0.24
Fair value														$ 0	[6]	$ 453,250	[6]	$ 0	[6]	$ 453,250	[6]	$ 453,250		$ 177,388
Weighted average assumptions to estimate the fair value of share-based awards [Abstract]
Expected volatility																		0.00%	[2]	107.66%	[2]	107.66%	[3]	103.55%	[3]
Risk-fee interest rate %	[4]																	0.00%		1.75%		1.75%		0.81%
Expected term (in years)																		0 years		5 years		5 years		5 years
Dividend yield	[5]																	0.00%		0.00%		0.00%		0.00%
Options, Outstanding [Roll Forward]
Granted (in shares)														0	[6]	560,000	[6]	0	[6]	560,000	[6]	560,000		735,000
Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)																		0				685,000		967,500
Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)																		1,699,907		1,014,907		1,014,907		158,409
Granted (in shares)																		0				685,000		967,500
Forfeited/cancelled (in shares)																		(35,334)				0		(111,002)
Exercised (in shares)																		0				0		0
Outstanding, end of period (in shares)														1,664,573				1,664,573				1,699,907		1,014,907
Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)																		$ 1.73		$ 2.12		$ 2.12		$ 12.32
Granted (in dollars per share)																		0				1.15		0.33
Forfeited/cancelled (in dollars per share)																		1.77				0		1.03
Exercised (in dollars per share)																		0				0		0
Outstanding, end of period (in dollars per share)														$ 1.73				$ 1.73				$ 1.73		$ 2.12
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense														$ 337,000				$ 337,000				$ 557,694
Unearned share-based compensation, recognition period																		24 months				3 years
Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Contractual term																		10 years
Restricted Stock [Member]
Nonvested restricted stock awards, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)																		0		0		0		300
Granted (in shares)														0		0		0		0		0		0
Forfeited/cancelled (in shares)																						0		0
Exercised/issued (in shares)																						0		(300)
Outstanding, end of period (in shares)																						0		0
Nonvested restricted stock awards, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning of period (in dollars per share)																		$ 0		$ 0		$ 0		$ 34.59
Granted (in dollars per share)																						0		0
Forfeited/cancelled (in dollars per share)																						0		0
Exercised/issued (in dollars per share)																						0		34.59
Outstanding, end of period (in dollars per share)																						$ 0		$ 0
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense														$ 0				$ 0				$ 0
Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																		2 years				6 months
Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																		5 years				5 years
Contractual term																						10 years
2006 Equity Incentive Plan [Member]
Additional disclosures [Abstract]
Number of shares authorized (in shares)														2,800,000				2,800,000				133,333				133,333
Number of additional shares authorized (in shares)		1,000,000	1,000,000	600,000	600,000	400,000	400,000	200,000	200,000	200,000	200,000	266,667	266,667									2,800,000
Number of shares available for grant (in shares)														1,065,981				1,065,981				1,030,647
2006 Equity Incentive Plan [Member] | Stock Options [Member]
Additional disclosures [Abstract]
Number of options granted to date (in shares)														2,061,167				2,061,167				2,061,167
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																		1 year				1 year
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																		4 years				4 years
2006 Equity Incentive Plan [Member] | Restricted Stock [Member]
Additional disclosures [Abstract]
Number of restricted shares granted to date (in shares)														68,616				68,616				68,616
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																		6 months				6 months
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																		5 years				5 years

[1]	The Company did not award any incentive stock options for the three and nine months ended September 30, 2015.
[2]	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility
[3]	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility.
[4]	Risk-free interest rate assumption is based upon U.S. Treasury bond interest rates appropriate for the term of the stock options.
[5]	The Company does not currently intend to pay cash dividends, thus has assumed a 0% dividend yield.
[6]	The Company did not award any nonstatutory stock options for the three and nine months ended September 30, 2015.